Leases - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of Leases [Abstract]
Weighted average remaining lease term			12 years 3 months 18 days
Weighted average discount rate percent	4.40%		4.40%
Additions to right-of-use assets	$ 3	$ 8	$ 214	$ 62
Interest expense	5	5	20	16
Cash outflow for leases	$ 18	$ 20	$ 42	$ 57